Selling, general and administrative expense and Key Management Compensation	12 Months Ended
Jun. 30, 2018
Selling general and administrative expense and Key Management Compensation [Abstract]
Selling general and administrative expense and Key Management Compensation [Text Block]
9.
Selling, general and administrative expense and Key Management Compensation

Selling, general and administrative expense includes the following items:

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Audit fee of the Company	333	359	430
Audit of annual financial statements of the subsidiaries and associates	317	291	342
Other professional service fees	4,643	7,686	6,451
Donations	4	2	-
Bad debt expense, net of reversals	1,355	2,979	994
Marketing expenses	6,786	6,469	6,356
Motor vehicle costs	5,783	5,281	4,711
Employee benefit expense	124,264	126,685	117,691
Directors' fees	71	168	420
Depreciation & amortization	9,845	7,856	6,412
Rental and operating lease costs	21,485	20,993	17,763
Travel and entertainment	6,487	5,981	6,158
Communication	4,785	4,935	4,890
IT expense	5,934	5,340	5,685
Class Action settlement fee	-	1,300	-
Holiday Act expense (Note 23)	5,857	-	-
Insurance claim	(567)	(550)	-
Impairment of tangible, other intangible and other investments	3,413	-	-
Other general expense	25,583	18,284	13,839
	226,378	214,059	192,142

Key management compensation during the periods presented:

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Short-term employee benefits	6,872	8,256	6,765
Share-based payments	1,885	1,885	1,476
	8,757	10,141	8,241

Directors’ fees of $0.1 million incurred during the year ended June 30, 2018 (2017: $0.2 million, 2016: $0.4 million) were included in employee benefits expense.

Class Action settlement fee and insurance claim

In November 2016, a class action lawsuit was filed by shareholders against the Company and certain members of our past and present directors and officers for matters in connection with the NYSE delisting in April 2017. We filed a motion to dismiss the class action, and the action was
settled for a sum of $1.3 million in December 2017. Under a Director and Officer Insurance policy, $0.55 million of settlement fee has been
claimed back from the insurance company.